INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Investments [Abstract]
Other-Than-Temporary Loss on Debt and Equity Securities

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥109	¥2	¥—

Summary of Investments in Debt and Equity Securities

Investments in debt and equity securities at March 31, 2015 and 2016, included in short-term investments in debt and equity securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2015				2016
	Cost*1	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*1	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities*2	¥273,271	¥1,007,629	¥734,358	¥0	¥267,598	¥1,073,390	¥805,895	¥103
Investment trusts	12,500	12,500	—	—	—	—	—	—

Total equity securities	285,771	1,020,129	734,358	0	267,598	1,073,390	805,895	103

Total available-for-sale securities	285,771	1,020,129	734,358	0	267,598	1,073,390	805,895	103

Held-to-maturity securities:
Corporate bonds	126,739	126,692	67	114	159,575	159,201	155	529
Government bonds and public bonds	7	7	—	—	4	4	—	—

Total held-to-maturity securities	126,746	126,699	67	114	159,579	159,205	155	529

Total	¥412,517	¥1,146,828	¥734,425	¥114	¥427,177	¥1,232,595	¥806,050	¥632

*1     Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

*2     Marketable equity securities mainly consist of the shares of KDDI Corporation, which is a telecommunications carrier in Japan. At March 31, 2016, Kyocera Corporation’s equity interest in KDDI Corporation was 12.45%. Kyocera recorded dividend income of ¥22,334 million for the year ended March 31, 2016, which were included in interest and dividend income in the consolidated statements of income. Cost, aggregate fair value and gross unrealized gain of the shares of KDDI Corporation held by Kyocera are as follows:

	March 31,
	2015				2016
	Cost	Aggregate Fair Value	Gross Unrealized Gain	Gross Unrealized Loss	Cost	Aggregate Fair Value	Gross Unrealized Gain	Gross Unrealized Loss
	(Yen in millions)
Shares of KDDI Corporation	¥249,036	¥934,781	¥685,745	¥—	¥242,868	¥1,007,299	¥764,431	¥—

Gross Unrealized Gains on Equity Securities
March 31,
	2015				2016
	Cost	Aggregate Fair Value	Gross Unrealized Gain	Gross Unrealized Loss	Cost	Aggregate Fair Value	Gross Unrealized Gain	Gross Unrealized Loss
	(Yen in millions)
Shares of KDDI Corporation	¥249,036	¥934,781	¥685,745	¥—	¥242,868	¥1,007,299	¥764,431	¥—

Short-Term and Long-Term Investments in Debt and Equity Securities

Short-term investments in debt and equity securities and long-term investments in debt and equity securities at March 31, 2015 and 2016 are as follows:

	March, 31
	2015			2016
	Available- for-Sale	Held-to- Maturity	Total	Available- for-Sale	Held-to- Maturity	Total
	(Yen in millions)
Short-term investment in debt and equity securities	¥12,500	¥82,737	¥95,237	¥—	¥101,566	¥101,566
Long-term investment in debt and equity securities	1,007,629	44,009	1,051,638	1,073,390	58,013	1,131,403

Total	¥1,020,129	¥126,746	¥1,146,875	¥1,073,390	¥159,579	¥1,232,969

Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities

At March 31, 2016, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2016
	Available-for-Sale		Held-to-Maturity
	Cost	Aggregate Fair Value	Cost	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥—	¥—	¥101,566	¥101,644
Due after 1 year to 5 years	—	—	58,013	57,561
Equity securities	267,598	1,073,390	—	—

Total	¥267,598	¥1,073,390	¥159,579	¥159,205

Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥24,440	¥22,766	¥39,118
Gross realized gains	3,323	494	20,352
Gross realized losses	460	—	1

Summary of Carrying Amounts of Other Investments

Carrying amounts of these investments at March 31, 2015 and 2016, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2015	2016
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥186,953	¥213,967
Non-marketable equity securities	13,664	13,718
Long-term loans	4	53
Investments in affiliates and an unconsolidated subsidiary	4,139	6,005

Total	¥204,760	¥233,743